CONSOLIDATED STATEMENT OF FINANCIAL POSITION - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and Due from Banks	$ 9,367,222,727	$ 8,872,753,639
Cash	2,244,551,011	3,816,895,353
Financial Institutions and Correspondents	7,122,671,716	5,055,858,286
Argentine Central Bank (BCRA)	6,903,202,640	4,799,709,412
Other, Local and Foreign Financial Institutions	219,469,076	256,148,874
Debt Securities at fair value through profit or loss	1,587,923,268	1,984,609,209
Derivative Financial Instruments	55,865,119	5,474,158
Repurchase Transactions	726,099,832	0
Other Financial Assets	578,069,414	2,284,186,382
Loans and Other Financing	23,273,441,117	18,927,356,587
Non-financial Public Sector	15,500,430	10,714,750
Other Financial Institutions	622,506,030	216,200,953
Non-financial Private Sector and Residents Abroad	24,838,393,044	19,578,791,997
Expected credit loss allowance	(2,202,958,387)	(878,351,113)
Other Debt Securities	5,887,946,563	5,894,312,403
Financial Assets Pledged as Collateral	1,499,749,362	1,952,730,949
Current Income Tax Assets	103,036,671	275,250
Investments in Equity Instruments	120,770,829	55,364,705
Equity investments in Associates and Joint Ventures	12,814,800	5,377,403
Property, Plant and Equipment	1,195,523,954	1,309,595,295
Intangible Assets	381,323,558	400,547,888
Deferred Income Tax Assets	474,873,250	556,812,480
Insurance Contract Assets	64,177,493	45,047,540
Reinsurance Contract Assets	77,776,604	71,638,586
Other Non-financial Assets	253,272,059	377,046,673
Non-current Assets Held for Sale	9,564,118	19,108,203
Total Assets	45,669,450,738	42,762,237,350
Liabilities
Deposits	27,668,939,952	24,513,231,226
Non-financial Public Sector	395,841,887	373,227,578
Financial Sector	45,096,465	1,303,351
Non-financial Private Sector and Residents Abroad	27,228,001,600	24,138,700,297
Liabilities at fair value through profit or loss	54,443,078	11,846,653
Derivative Financial Instruments	18,340,612	10,092,756
Repurchase Transactions	677,097,037	567,875,904
Other Financial Liabilities	4,237,874,913	4,631,605,767
Financing Received from the Argentine Central Bank and Other Financial Institutions	881,745,712	581,156,334
Debt Securities	1,622,340,367	1,327,992,931
Current Income Tax Liabilities	123,173,086	211,528,639
Subordinated Debt Securities	376,190,745	350,069,829
Provisions	126,479,776	528,826,174
Deferred Income Tax Liabilities	26,245,063	180,430,505
Insurance Contracts Liabilities	970,548,854	876,301,784
Other Non-financial Liabilities	1,126,407,179	1,016,372,493
Total Liabilities	37,909,826,374	34,807,330,995
Shareholders’ Equity
Capital Stock	1,606,254	1,588,514
Paid-in capital	797,658,490	697,387,566
Capital Adjustments	2,327,914,382	2,302,155,642
Reserves	6,022,272,695	4,394,294,644
Retained Deficit	(1,596,035,918)	(1,582,250,889)
Other Comprehensive Income	(6,603,800)	26,064,566
Income for the Year	212,523,704	2,115,458,228
Shareholders’ Equity Attributable to Parent Company´s Owners	7,759,335,807	7,954,698,271
Shareholders’ Equity Attributable to Non-controlling Interests	288,557	208,084
Total Shareholders’ Equity	$ 7,759,624,364	$ 7,954,906,355